Form N-1A Cover	Feb. 03, 2026
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	Northern Lights Fund Trust III
Entity Central Index Key	0001537140
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
Document Creation Date	Feb. 03, 2026
Document Effective Date	Feb. 03, 2026
Prospectus Date	Feb. 01, 2026